Label	Element	Value
Direxion Daily Gold Miners Index Bear 2X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(200.00%)
Direxion Daily Gold Miners Index Bear 2X Shares | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Direxion Daily Gold Miners Index Bear 2X Shares | Newmont Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.90%
Direxion Daily Gold Miners Index Bear 2X Shares | Barrick Gold Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Direxion Daily Gold Miners Index Bear 2X Shares | Anglogold Ashanti PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Direxion Daily Gold Miners Index Bear 2X Shares | Gold Fields Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Direxion Daily Gold Miners Index Bear 2X Shares | Northern Star Resources Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Direxion Daily Gold Miners Index Bear 2X Shares | Kinross Gold Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Direxion Daily Gold Miners Index Bear 2X Shares | Franco-Nevada Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Direxion Daily Gold Miners Index Bear 2X Shares | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily Gold Miners Index Bear 2X Shares | Pan American Silver Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Direxion Daily Gold Miners Index Bear 2X Shares | Metals & Mining [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Gold Miners Index Bear 2X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(200.00%)